Employee Benefits - Summary of Bank Contribution to Principal Pension and Non Pension Post Retirement Benefit Plans and Significant Other Pension and Retirement Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 96	$ 131
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	83	119
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	3
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 9	$ 9